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                              ATLAS RESOURCES, INC.
                                 311 ROUSER ROAD
                             MOON TOWNSHIP, PA 15108


                                  June 15, 2005


ELECTRONIC FILING
-----------------

Mr. H. Roger Schwall
Securities and Exchange Commission
Mail Stop 0405
450 Fifth Street N.W.
Washington, DC 20549

         RE:   Atlas America Series 25-2004 (A) L.P.
               Atlas America Series 25-2004 (B) L.P.
               Registration Statements on Forms 10
               Filed April 29, 2005
               File Nos. 0-51271 and 0-51272, respectively
               -------------------------------------------

Dear Mr. Schwall:

         This letter is pursuant to your comment letter dated June 6, 2005 for the above-referenced filings. Atlas Resources, Inc. acknowledges that:

         o it is responsible for the adequacy and accuracy of the disclosure in the filings;

         o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

         o it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Please contact Wallace W. Kunzman, Jr. or Gerald A. Bollinger if you have any questions or comments.

                                           Very truly yours,

                                           ATLAS RESOURCES, INC.

                                           /s/ Freddie M. Kotek

                                           Freddie M. Kotek, Chairman of the
                                           Board of Directors, Chief
                                           Executive Officer and President